Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Table

As required by section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and item 402(v) of Regulation S-K under the Securities Act, we are providing the following information about the relationship between “compensation actually paid,” herein referred to as “CAP” to our CEO and our other named executive officers (“NEOs”) as compared to the Company’s total shareholder return and our GAAP net income. As a Smaller Reporting Company, the following table provides compensation and performance information for the past three fiscal years.

2023 Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for First CEO (1)	Summary Compensation Table Total for Second CEO (2)	Compensation Actually Paid to First CEO (1)(4)	Compensation Actually Paid to Second CEO (2)(4)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (3)(4)	Total Shareholder Return (Value of Initial Fixed $100 Investment) (5)	Net Income (Loss) (6)
2023	N/A	$2,350,618	N/A	$5,126,883	$1,014,657	$1,678,725	$76.5	$(45,959,000)
2022	N/A	$1,916,243	N/A	$816,180	$849,553	$353,180	$39.1	$(59,798,000)
2021	$861,034	$290,072	$(5,866,264)	$348,052	$662,532	$451,287	$83.6	$(34,759,000)

(1)	“First CEO” refers to Bruce Davis, who served as CEO until April 12, 2021

(2)	“Second CEO” refers to Riley McCormack, who became CEO on April 12, 2021

(3)	The non-CEO NEOs for each applicable year are as follows:

–	2023: Charles Beck, Joel Meyer, Tony Rodriguez, and Ken Sickles

–	2022: Charles Beck, Joel Meyer, Tony Rodriguez, and Ken Sickles

–	2021: Charles Beck, Robert Chamness, Joel Meyer, and Tony Rodriguez

(4)

The SEC rules require that certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP, as reported in the Pay versus Performance table above. The table below details the applicable adjustments that were made to determine CAP.

(5)	Cumulative indexed TSR is measured using the closing price as of a base date of December 31, 2020.

(6)	Net Income reflects GAAP net income (loss), as disclosed in our financial statements.

PEO Total Compensation Amount	$ 2,350,618	$ 1,916,243	$ 290,072
PEO Actually Paid Compensation Amount	$ 5,126,883	816,180	348,052
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate CAP from SCT Pay

			Equity Awards
Fiscal Year	Executives	SCT Total Pay	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Equity Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Change in Value of Vested Equity Granted in Year	Add Change in Value of Vested Equity Granted in Prior Years	Add Change in Value of Awards Not Meeting Vesting Conditions	Total CAP
2023	Second CEO	$2,350,618	$(1,375,518)	$3,192,488	$949,843	$—	$9,452	$—	$5,126,883
	Other NEOs (avg)	$1,014,657	$(411,547)	$757,445	$180,643	$64,607	$72,919	$—	$1,678,725
2022	Second CEO	$1,916,243	$(1,916,242)	$843,019	$—	$—	$(26,840)	$—	$816,180
	Other NEOs (avg)	$849,553	$(463,272)	$154,741	$(165,643)	$86,238	$(108,438)	$—	$353,180

Non-PEO NEO Average Total Compensation Amount	$ 1,014,657	849,553	662,532
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,678,725	353,180	451,287
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance Measures

The Pay versus Performance table above and the charts below illustrate the following:

●

CAP to our current CEO and average NEO has tracked with our TSR performance because CAP values reflect changes in the value of executives’ outstanding equity holdings, which fluctuate with changes in our stock price. In 2023, for our CEO and other NEOs, CAP values as compared to grant-date SCT values show direct alignment with TSR. In particular, the year-end value of awards granted in 2023 increased relative to the grant date value because of the combined effects of the increase in our stock price and future estimated payouts of financial-driven PRSU awards. In addition, the value of unvested awards granted in prior years increased due to our strong market performance. Finally, CAP was also higher in 2023 due to strong performance on financial and strategic objectives within our annual incentive plan.

●

GAAP net income as a performance measure does not link directly to CAP or grant-date SCT compensation and is similarly not used in our incentive plans. GAAP net income may experience significant fluctuations caused by accounting requirements such as costs relating to non-cash and/or one-time charges. For instance, the GAAP net loss in 2023 includes the impact of severance costs from organizational changes we made at the beginning of 2023. When considering key measures of performance for our Company from 2022 to 2023, we note that Digimarc’s ending ARR increased by over 70%, subscription revenue increased 25%, subscription gross profit margins expanded from 75% to 84%, operating expenses decreased 11%, and free cash flow usage was cut by more than half.

Reference Charts

Total Shareholder Return Amount	$ 76.5	39.1	83.6
Net Income (Loss)	(45,959,000)	(59,798,000)	(34,759,000)
First CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			861,034
PEO Actually Paid Compensation Amount			$ (5,866,264)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,375,518)	(1,916,242)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,192,488	843,019
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	949,843	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,452	(26,840)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,547)	(463,272)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,445	154,741
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,643	(165,643)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,607	86,238
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,919	(108,438)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0